Revenue From Contracts With Customers -Summary Of Contract With Customer Asset And Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Customer advances and prepaid cards	¥ 96,785	$ 15,188	¥ 57,081
Deferred Income, Current	2,900	400	16,600
Total	243,480	38,207	140,404
Revenue Related To Loyalty Points [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	2,852	448	16,558
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	¥ 143,800	$ 22,600	¥ 66,765